Report of
Independent
Registered Public
Accounting Firm


To the Board of
Trustees of Northern
Lights Fund Trust
and
the Shareholders of
Equinox
MutualHedge
Futures Strategy
Fund


In planning and
performing our audit
of the consolidated
financial statements
of Equinox
MutualHedge
Futures Strategy
Fund (the Fund) a
series of the
Northern Lights
Fund Trust as of and
for the year ended
September 30 2018
in accordance with
the standards of the
Public Company
Accounting
Oversight Board
(United States)
(PCAOB) we
considered the
Funds internal
control over financial
reporting including
controls over
safeguarding
securities as a basis
for designing our
auditing procedures
for the purpose of
expressing our
opinion on the
consolidated
financial statements
and to comply with
the requirements of
Form N-CEN but not
for the purpose of
expressing an
opinion on the
effectiveness of the
Funds internal
control over financial
reporting.
Accordingly we
express no such
opinion.

The management of
the Fund is
responsible for
establishing and
maintaining effective
internal control over
financial reporting. In
fulfilling this
responsibility
estimates and
judgments by
management are
required to assess
the expected
benefits and related
costs of controls. A
funds internal
control over financial
reporting is a
process designed to
provide reasonable
assurance regarding
the reliability of
financial reporting
and the preparation
of financial
statements for
external purposes in
accordance with
generally accepted
accounting principles
(GAAP). A funds
internal control over
financial reporting
includes those
policies and
procedures that (1)
pertain to the
maintenance of
records that in
reasonable detail
accurately and fairly
reflect the
transactions and
dispositions of the
assets of the fund;
(2) provide
reasonable
assurance that
transactions are
recorded as
necessary to permit
preparation of
financial statements
in accordance with
GAAP and that
receipts and
expenditures of the
fund are being made
only in accordance
with authorizations
of management and
trustees of the fund;
and (3) provide
reasonable
assurance regarding
prevention or timely
detection of
unauthorized
acquisition use or
disposition of a
funds assets that
could have a
material effect on the
financial statements.

Because of inherent
limitations internal
control over financial
reporting may not
prevent or detect
misstatements. Also
projections of any
evaluation of
effectiveness to
future periods are
subject to the risk
that controls may
become inadequate
because of changes
in conditions or that
the degree of
compliance with the
policies or
procedures may
deteriorate.

A deficiency in
internal control over
financial reporting
exists when the
design or operation
of a control does not
allow management
or employees in the
normal course of
performing their
assigned functions
to prevent or detect
misstatements on a
timely basis. A
material weakness is
a deficiency or
combination of
deficiencies in
internal control over
financial reporting
such that there is a
reasonable
possibility that a
material
misstatement of the
Funds annual or
interim financial
statements will not
be prevented or
detected on a timely
basis.

Our consideration of
the Funds internal
control over financial
reporting was for the
limited purpose
described in the first
paragraph and
would not
necessarily disclose
all deficiencies in
internal control that
might be material
weaknesses under
standards
established by the
PCAOB. However
we noted no
deficiencies in the
Funds internal
control over financial
reporting and its
operation including
controls over
safeguarding of
securities that we
consider to be a
material weakness
as defined above as
of September 30
2018.

This report is
intended solely for
the information and
use of management
and the Board of
Trustees of the Fund
and the Securities
and Exchange
Commission and is
not intended to be
and should not be
used by anyone
other than these
specified parties.

/s/ RSM US LLP

Denver Colorado
November 29, 2018